Affiliated companies and other equity-method investees - Summary of Financial Information for Subsidiaries (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Total assets		¥ 41,090,167	¥ 41,783,236
Total liabilities		38,347,152	39,038,290
Non-interest expenses		1,230,523	1,257,417	¥ 1,195,456
Net income attributable to the companies		131,550	224,785	213,591
JAFCO, NRI and NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets		2,378,185	2,268,874
Total liabilities		1,341,008	1,308,632
Net revenues		734,132	781,110	947,213
Non-interest expenses		605,542	610,747	779,690
Net income attributable to the companies		¥ 92,318	¥ 119,838	87,261
Fortress [Member]
Subsidiary or Equity Method Investee [Line Items]
Net revenues	[1]			144,349
Non-interest expenses	[1]			89,338
Net income attributable to the companies	[1]			¥ 20,071

[1]	Financial information for Fortress is as of its fiscal year ended December 31, 2013. Nomura historically recognized its share of Fortress's earnings on a three-month lag prior to its disposal in 2014.